Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts | $	$ 508,562,000	$ 465,790,000
Common stock authorized	385,913,972
Common stock issued	307,221,791
Common stock outstanding	306,221,840